Summary of Significant Accounting Policies (Details) - Schedule of deferred revenue - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Deferred Revenue Abstract
Beginning balance	$ 1,648,847	$ 1,764,608
Addition	47,710	8,070,036
Recognized as revenue within the year ended	(1,648,847)	(8,185,797)
Ending balance	$ 47,710	$ 1,648,847